DERIVATIVE FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Cash Flow Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	399	[1]	413	[1]
Cash Flow Hedges | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	2028	[1]	2028	[1]
Cash Flow Hedges | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Maturities of interest rate derivatives	2015	[1]	2014	[1]
Fair Value Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	300		300
Maturities of interest rate derivatives	2016		2016
San Diego Gas and Electric Company [Member] | Cash Flow Hedges
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	325	[1]	335	[1]
Maturities of interest rate derivatives	2019	[1]	2019	[1]

[1]	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.